CONSOLIDATED STATEMENT OF CASH FLOWS UNAUDITED - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Cash flows from operating activities:
Net loss	$ (2,953,104)	$ (18,917,360)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	63,872	451,983
Gain on forgiveness of payables and liabilities	0	(53,397)
Change in fair market of derivative liabilities	31,457	(69,731)
Loss on equity investment	1,500,000	139,084
Issuance of common stock for legal settlement	0	1,989,900
Amortization of debt discount	28,796
Impairment of goodwill and intangible assets	0	6,925,137
Bad debt expense	59,817	2,422,457
Loss on deconsolidation	0	1,642,795
Operating lease expense	23,195	31,087
Changes in operating assets and liabilities:
Accounts receivable	(28,452)	80,303
Inventory	0	(8,252)
Contract assets	0	(73,048)
Prepaid expenses and other assets	989	20,715
Contract liabilities	0	323,471
Loss provision for contracts in progress	0	15,968
Accounts payable and accrued expenses	983,536	2,699,960
Operating lease liabilities, net	(24,115)	(30,372)
Other current liabilities	284	(74,087)
Other assets	0	0
Other liabilities	0	0
Net cash used in operating activities	(313,725)	(2,483,389)
Cash flows from investing activities:
Purchases of property and equipment	0	(102,350)
Investment in related party	0	0
Investment in joint venture	0	(113,124)
Issuance of note receivable, related party	(29,817)	(419,737)
Advances to related party	(30,000)	(519,637)
Net cash used in investing activities	(59,817)	(1,154,848)
Cash flows from financing activities:
Issuance of common stock, net of fees	362,582	2,625,650
Proceeds from convertible notes	0	(27,043)
Net repayments of loan payable	0	0
Net cash provided by financing activities	362,582	2,598,607
Net change in cash	(10,960)	(1,039,630)
Effect of exchange rate on cash	0	(972,129)
Cash at beginning of year	11,912	2,060,332
Cash at end of year	952	48,573
Supplemental disclosure of cash flow information:
Cash paid for interest	77,644	47,948
Cash paid for income taxes	0	0
Non-cash financing and investing activities:
Conversion of convertible debt	$ 109,521	$ 0